Acquisitions (Schedule of Solid Concepts transaction) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jul. 14, 2014 Solid Concepts Inc. [Member]
Acquisitions [Line Items]
Issuance of ordinary shares			97,869
Cash payments	$ 148,207	$ 12,163
Restricted payment			3,839
Deferred payments			44,525
Total consideration	$ 329,217	$ 493,650	$ 187,013